Share-based compensation - Additional Information (Details) $ / shares in Units, $ in Thousands						9 Months Ended	12 Months Ended			36 Months Ended
	Jul. 27, 2021 USD ($)	Apr. 22, 2021	Mar. 25, 2021 USD ($) year $ / shares	Mar. 25, 2021 USD ($) SFr / shares	Nov. 29, 2018 USD ($) shares	Jan. 19, 2022 shares	Dec. 31, 2022 USD ($) shares year plan $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share option plans | plan							3
Expense recognized | $	$ 300						$ 13,613	$ 8,514	$ 1,359
CEO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted (in shares)					300,000
Strike price (in dollars per share) | (per share)			$ 3.33	SFr 3.15
Expected life of share options (years) | year			5
Value of award | $			$ 300	SFr 300
Expense recognized | $			300
Minimum | CEO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Net proceeds from IPO | $			$ 1,000,000		$ 1,000,000
2013 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted (in shares)										0
Vesting percentage on second anniversary of grant date							0.50
Vesting percentage on third anniversary							0.50
Share options exercised (in shares)							193,560	892,020
Weighted average share price at date of exercise (in dollars per share) | $ / shares							$ 7.41	$ 13.84
Expected life of share options (years) | year							10
2019 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted (in shares)							0	1,369,000
Vesting percentage on each anniversary over four year							0.25
Vesting period on each anniversary							4 years
Vesting period of unvested options in event of IPO or public listing		6 months
Share options exercised (in shares)						0	135,984	379,250
Additional expense incurred | $								$ 200
Weighted average share price at date of exercise (in dollars per share) | $ / shares							$ 6.19	$ 13.84
2019 ISOP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share options (years)								6.05	5.67
2021 EIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted (in shares)							1,336,284	1,595,314
Vesting percentage on first anniversary on grant date							0.25
Vesting percentage on monthly basis over remaining three years							0.75
Vesting period on monthly basis							3 years
Share options exercised (in shares)							0	0
2021 EIP | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage on first anniversary on grant date							0.25
Vesting percentage on monthly basis over remaining three years							0.75
Number of share issuance (in shares)							1,776,832
Number of instruments granted subject to four year vesting (in shares)							1,396,366
RSU vesting period							4 years
RSU vesting period on monthly basis							3 years
Number of instruments granted subject to vesting upon annual general meeting (in shares)							380,466
2021 EIP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share options (years)							5.50	5.50